Loans Payable (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Loans Payable
Loans Payable, Beginning Balance	$ 82,495	$ 80,000	$ 74,559
Interest payment	(5,293)
Accretion and interest	21,966	2,495	5,441
Loans Payable, Ending Balance	99,168	$ 82,495	$ 80,000
Current Loan Payable	50,052
Long-Term Loan Payable	49,115
Loans payable	$ 99,168